INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 557	$ 649	$ 180
Foreign	4,646	6,757	2,151
Total	$ 5,203	$ 7,406	$ 2,331